COSTS AND EXPENSES BY NATURE - Schedule of operating costs and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Aircraft fuel	$ (3,804,821)	$ (3,970,077)	$ (3,947,220)
Other rentals and landing fees	(1,638,809)	(1,470,057)	(1,322,795)
Aircraft maintenance	(862,647)	(815,916)	(601,804)
Aircraft rental	0	(4,164)	(91,876)
Commissions	(252,670)	(230,127)	(244,160)
Passenger services	(382,252)	(331,918)	(271,838)
Other operating expenses	(1,539,833)	(1,448,052)	(1,351,571)
Total	$ (8,481,032)	$ (8,270,311)	$ (7,831,264)